GOODWILL (Tables)	6 Months Ended
Jun. 30, 2012
GOODWILL
Schedule of changes in carrying amount of goodwill

Balance at the beginning of the period	$37,348
Goodwill acquired in business acquisitions	5,555
Foreign currency translation adjustments	(44)

Balance at the end of the period	$42,859